4. NOTES PAYABLE (Details Narrative 2) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Interest expense related to notes payable	$ 19,959	$ 59,901
Principal Balance	190,000	390,000	321,381
Loss on conversion		(40,256)	0
12% Notes Payable [Member]
Principal Balance	185,000	185,000	185,000
Interest rate	15.00%	15.00%
10% Note payable [Member]
Principal Balance	5,000	5,000	5,000
Interest rate	15.00%	15.00%
Tonaquint Note
Principal Balance		0	131,381
Common stock issued for conversion of note, shares issued		1,540,426
Common stock issued for conversion of note, amount converted		136,060
Loss on conversion		(40,256)
Directors Notes [Member]
Principal Balance		$ 200,000	$ 0